UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

John J. O’Keefe

The Singapore Fund, Inc.

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

With copy to:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York  10019

Registrant’s telephone number, including area code:  (201) 915-3054

Date of fiscal year end:  October 31

Date of reporting period:  June 30, 2007

Item 1

Proxy Voting Record for The Singapore Fund, Inc. for the year ending June 30, 2007

S/N	Name of the issuer	Ticker symbol	ISIN	Shareholder meeting date	Brief identification of the matters voted on	Proposed by management or a shareholder	Fund cast vote?	Fund voted (for, against, abstain)	Fund vote for or against management
1	Sembcorp Industries Ltd.	SCI SP	SG1R50925390	7/7/2006	EGM - Reduction of Paid-Up Share Capital	By company	Yes	For	For
2	Raffles Holdings Limited	RHL SP	SG1H48875998	13/07/2006	EGM - Reduction of Paid-Up Share Capital	By company	Yes	For	For
3	China Hongxing Sport Ltd.	CHHS SP	BMG2154D1048	13/07/2006	SGM - Authorized Capital & directors to issue RCPS	By company	Yes	For	For
4	SMRT Corporation Ltd.	MRT SP	SG1I86884935	7/20/2006	AGM - Declare Div, Re-elect Auditors	By company	Yes	For except for resolution 8 at AGM	For
5	Starhub Ltd.	STH SP	SG1Q08920544	7/24/2006	EGM - Special resolution reduction of Issued shares capital	By company	Yes	For	For
6	Biosensor International Group Ltd.	BIG SP	BMG113251000	7/26/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
7	Sunray Holdings Ltd.	SRAY SP	BMG8585G1033	7/27/2006	AGM - Declare Div, Re-elect Directors & SGM Shares Scheme	By company	Yes	For	For
8	Pacific Andes (Holdings) Ltd.	PAH SP	BMG6842N1276	7/27/2006	AGM - Declare Div, Re-elect Directors	By company	Yes	For	For
9	Pacific Andes (Holdings) Ltd.	PAH SP	BMG6842N1276	7/27/2006	SGM - Share Repurchase Mandate	By company	Yes	For	For
10	Singapore Telecommunications Ltd.	ST SP	SG1P95920093	7/28/2006	AGM & EGM-Adopt the Directors’ Report & audited a/c	By company	Yes	For	For
11	Singapore Airlines Ltd.	SIA SP	SG1H95001506	7/31/2006	AGM & EGM- Declare Div, Re-elect Directors	By company	Yes	For except for resolution 2 at EGM	For
12	KS Energy Service Ltd.	KST SP	SG1G91873040	8/7/2006	EGM - Proposed share Buyback	By company	Yes	For	For
13	AMMB Holdings Berhad	AMM MK	MYL1015OO006	8/9/2006	AGM & EGM- Declare Div, Re-elect Directors	By company	Yes	For	For
14	Aminvestment Group Berhad	AIGB MK	MYL2288OO008	8/9/2006	AGM & EGM-Adopt the Directors’ Report & audited a/c	By company	Yes	For	For
15	AMMB Holdings Berhad	AMM MK	MYL1015OO006	9/13/2006	EGM - Declare Div, proposal of REIT	By company	Yes	For	For
16	Contel Corp Ltd.	CTEL SP	BMG2520U1036	9/18/2006	EGM- Issue of Convertible Note	By company	Yes	For	For
17	Citiraya Industries Ltd.	CTR SP	SG1M60905023	9/20/2006	EGM-Issue proceeds from the subscription shares	By company	Yes	For	For
18	Cosco Corp Singapore Ltd.	COS SP	SG1S76928401	10/12/2006	EGM-Mandate for transaction with related parties	By company	Yes	For	For
19	Wing Tai Holdings Ltd.	WINGT SP	SG1K66001688	10/20/2006	AGM & EGM- Declare Div, Re-elect Directors	By company	Yes	For	For
20	Ferrochina Ltd.	RFRC SP	BMG3435X1092	11/10/2006	EMG-Approve Sale of the Entire Equity	By company	No	Take no action	NA
21	Raffles Holdings Limited	RHL SP	SG1H48875998	11/14/2006	EGM-Approve Voluntary Delisting	By company	Yes	For	For
22	Memory Device Ltd.	MEMD SP	BMG5997U1009	11/24/2006	SGM-Proposed Acquisition & Proposed Allotment	By company	No	Take no action	NA
23	Singapore Press Holdings Ltd.	SPH SP	SG1P66918738	12/5/2006	AGM & EGM- Declare Div, Re-elect Directors	By company	No	Take no action	NA
24	Advance SCT Ltd.	ASCT SP	SG1Q38922098	2/28/2007	AGM-The proposed acquisitions	By company	No	Take no action	NA
25	LMA International NV	LMA SP	ANN2879J1070	3/1/2007	EGM-Executive Share option & Share repurchase	By company	Yes	For	For
26	Sarin Technologies Ltd.	SARIN SP	IL0010927254	4/12/2007	AGM - Declare Div, Re-elect Directors	By company	No	Take no action	NA
27	Cosco Corp Singapore Ltd.	COS SP	SG1S76928401	4/13/2007	AGM-Mandate for transaction with related parties	By company	No	Take no action	NA
28	Oversea-Chinese Banking Corp.	OCBC SP	SG1S04926220	4/16/2007	AGM & EGM- Declare Div, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
29	KS Energy Service Ltd.	KST SP	SG1G91873040	4/20/2007	AGM - Declare Div, Re-elect Directors	By company	No	Take no action	NA
30	Sembcorp Industries Ltd.	SCI SP	SG1R50925390	4/23/2007	EGM-Transaction with related parties & share repurchase	By company	No	Take no action	NA
31	LMA International NV	LMA SP	ANN2879J1070	4/24/2007	AGM & EGM- Declare Div, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
32	AMMB Holdings Berhad	AMM MK	MYL1015OO006	4/26/2007	EGM-Executive Share option & Share repurchase	By company	No	Take no action	NA
33	Pan Hong Property Group Ltd.	PANH SP	BMG6900A1163	4/25/2007	AGM - Declare Div, Re-elect Directors	By company	No	Take no action	NA
34	Singapore Telecommunications Ltd.	ST SP	SG1P95920093	4/25/2007	AGM - Declare Div, Re-elect Auditors	By company	No	Take no action	NA
35	City Development Ltd.	CIT SP	SG1R89002252	4/25/2007	AGM - Declare Div, Re-elect Auditors	By company	No	Take no action	NA
36	Oriental Century Ltd.	ORIC SP	SG1T46930544	4/26/2007	AGM - Declare Div, Re-elect Auditors	By company	No	Take no action	NA
37	Asiapharm Group Ltd.	APHM SP	BMG062191025	4/27/2007	AGM & EGM- Declare Div, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
38	Capitaland Ltd.	CAPL SP	SG1J27887962	4/27/2007	AGM - Declare Div, Re-elect Auditors	By company	No	Take no action	NA
39	China Bearing Singapore Ltd.	CBEAR SP	SG1U08932378	4/27/2007	AGM - Declare Div, Re-elect Auditors	By company	No	Take no action	NA
40	Hong Leong Asia Ltd.	HLA SP	SG1F76860344	4/27/2007	AGM - Declare Div, Re-elect Auditors	By company	No	Take no action	NA
41	Keppel Corporation Ltd.	KEP SP	SG1E04001251	4/27/2007	AGM & EGM- Declare Div, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
42	Keppel Land Ltd.	KPLD SP	SG1R31002210	4/27/2007	AGM - Declare Div, Re-elect Auditors	By company	No	Take no action	NA
43	SC Global Developments Ltd.	SCGD SP	SG1I80884352	4/27/2007	AGM - Declare Div	By company	No	Take no action	NA
44	United Overseas Bank Ltd.	UOB SP	SG1M31001969	4/27/2007	AGM & EGM- Declare Div, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
45	Yanlord Land Group Ltd.	YLLG SP	SG1T57930854	4/27/2007	AGM - Declare Div, Re-elect Auditors	By company	No	Take no action	NA
46	Yongnam Holdings Ltd.	YNH SP	SG1H15874503	4/27/2007	AGM - Declare Div, Re-elect Auditors	By company	No	Take no action	NA

47	Advance SCT Ltd.	ASCT SP	SG1Q38922098	4/30/2007	AGM - Declare Div, Rights Issue	By company	No	Take no action	NA
48	CDL Hospitality Trust	CDREIT SP	SG1T66931158	4/30/2007	AGM - Rights Issue	By company	No	Take no action	NA
49	Jardine Matheson Holdings Ltd.	JM SP	BMG507361001	5/10/2007	AGM - Declare Div, Re-elect Auditors	By company	No	Take no action	NA
50	Wing Tai Holdings Ltd.	WINGT SP	SG1K66001688	6/22/2007	EGM- Undertaking to tender	By company	No	Take no action	NA
51	Singapore Post Ltd.	SPOST SP	SG1N89910219	6/29/2007	AGM - Declare Div, Re-elect Directors	By company	No	Take no action	NA

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SINGAPORE FUND, INC.

By:	/s/ John J. O’Keefe
	Name:	John J. O’Keefe
	Title:	Vice President and Treasurer

Date:	July 30, 2007

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